Receivables from Financial Services - Gross Investment in Lease and Present Value of Minimum Lease Payments Receivable (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease		¥ 142,855
Unearned interest income and fees	¥ (8,681)	(9,435)
Unguaranteed residual values	57,079	(72,031)
Present value of minimum lease payments receivable		61,389
Undiscounted lease payments receivable	64,289
Unearned finance income	(4,091)
Net investment in the lease	117,277
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease		52,099
Unearned interest income and fees		(1,632)
Unguaranteed residual values		(25,369)
Present value of minimum lease payments receivable		25,098
Undiscounted lease payments receivable	22,808
Between 1 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease		90,658
Unearned interest income and fees		(7,790)
Unguaranteed residual values		(46,662)
Present value of minimum lease payments receivable		36,206
Between 1 and 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	20,578
Between 2 and 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	13,370
Between 3 and 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	6,097
Between 4 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	1,359
Later than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease		98
Unearned interest income and fees		(13)
Unguaranteed residual values
Present value of minimum lease payments receivable		¥ 85
Undiscounted lease payments receivable	¥ 77